Available-for-sale equity securities (Tables)	12 Months Ended
Mar. 31, 2013
Available-for-sale equity securities [Abstract]
Schedule of Available-for-Sale Equity Securities
	March 31,
	2012	2013	2013
	RMB	RMB	US$

Cordlife Limited - listed on Australian Securities Exchange	8,795	8,284	1,334
Cordlife Group Limited - listed on Singapore Exchange	89,404	80,120	12,900
Total listed equity securities, at market	98,199	88,404	14,234